Finance income	12 Months Ended
Dec. 31, 2023
Finance income.
Finance income

C9. Finance income

		2023	2022	2021
	Note	£m	£m	£m
Bank interest received		25	5	1
Fair value gain on hedge ineffectiveness		1	22	—
Foreign exchange gain on translation of foreign assets/liabilities		11	—	—
Hyperinflation accounting adjustment		11	22	3
Total finance income		48	49	4